Income taxes (Tables)	3 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income taxes recognized during the three months ended March 31, 2026 and March 31, 2025, comprise:

	Three Months Ended
	March 31, 2026	March 31, 2025
	(in thousands)
Income tax expense	$22,807	$20,351
Total	$22,807	$20,351